Common Stock and Additional Paid-in Capital (Tables)	12 Months Ended
Dec. 31, 2015
Common Stock and Additional Paid-in Capital
Net Loss Attributable to Dryships Inc. and Transfers to the Non-controlling Interest
	Year Ended December 31,
	2013	2014	2015

Net loss attributable to Dryships Inc.	$(223,093)	$(47,512)	$(2,847,061)
Transfers to the non-controlling interest:
Decrease in Dryships Inc. equity for reduction in subsidiary ownership	(45,542)	(4,758)	(49,444)

Net transfers to the non-controlling interest	(45,542)	(4,758)	(49,444)

Net loss attributable to Dryships Inc. and transfers to/from the non-controlling interest	$(268,635)	$(52,270)	$(2,896,505)